Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations - Summary of Income Statement From Continuing and Discontinued Operations (Parenthetical) (Detail) - Discontinued operations [member]
$ in Thousands
12 Months Ended
Dec. 31, 2021 ARS ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration paid in cash	$ 13,604,997
Gains (losses) on disposals of investments	88,957
Bottom of Range [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Investments in subsidiaries	$ 4,808,111